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PENNSYLVANIA
DAILY
MUNICIPAL
INCOME
FUND






                                                      Annual Report
                                                    November 30, 1996






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
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PENNSYLVANIA
DAILY MUNICIPAL                             600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND                                                         212-830-5200

===============================================================================


Dear Shareholder:


We are pleased to present the annual report of Pennsylvania Daily Municipal Income Fund for the year ended November 30, 1996.

The Fund had net assets of $36,339,972 and 1,358 active shareholders as of November 30, 1996. Dividends earned on a share held throughout the period were $.030 and $.005, for Class A shares and Class B shares, respectively, which, when adjusted for the compounding effect of the reinvestment of dividends, represents a 3.01% and 3.25% yield on an annual basis for Class A shares and Class B shares, respectively.


Thank you for your support and we look forward to continuing to serve your cash management needs.



Sincerely,

\s\Steven W. Duff

Steven W. Duff
President

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
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PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
NOVEMBER 30, 1996

===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
      Face                                                                   Maturity                  Value             Standard
     Amount                                                                     Date     Yield       (Note 1)    Moody's & Poor's
     ------                                                                     ----     -----       --------    -------   ------
Other Tax Exempt Investments (20.18%)
-----------------------------------------------------------------------------------------------------------------------------------
$1,800,000   City of Philadelphia, PA TRAN - Series A 1996 to 1997           06/30/97     3.90%   $ 1,805,472      MIG-1    SP-1
   700,000   Luzerne County, PA Flood Protection
             MBIA Insured                                                    07/15/97     3.85        702,536      Aaa      AAA
   265,000   Pennsylvania Intergovernmental Cooperational Authority
             (PICA) - Series 1996
             FGIC Insured                                                    06/15/97     3.60        266,782      Aaa      AAA
 1,000,000   Pennsylvania Turnpike RB - Series L
             MBIA Insured                                                    06/01/97     3.56      1,010,805      Aaa      AAA
 1,000,000   Philadelphia, PA School District TRAN                           06/30/97     3.94      1,002,770      MIG-1    SP-1
 1,500,000   Temple University of the Commonwealth System of Higher
             Education University Funding Obligation                         05/20/97     3.65      1,506,191               SP-1+
 1,000,000   University of Pittsburgh, PA (University Capital Project) - Series A (d)
             Pre-Refunded In Government Securities                           06/01/97     3.80      1,041,199               AAA
----------                                                                                        -----------
 7,265,000   Total Other Tax Exempt Investments                                                     7,335,755
----------                                                                                        -----------

Other Variable Rate Demand Instruments (c) (53.65%)
-----------------------------------------------------------------------------------------------------------------------------------
$  200,000   Allegheny County, PA ACES (Allegheny Hospital) - Series 1988C
             LOC PNC Bank                                                    03/01/13     3.55%   $   200,000      VMIG-1   A1+
   500,000   Allegheny, PA IDA
             (Commercial Development Parkway Center Project) - Series A
             LOC Mellon Bank, N.A.                                           05/01/09     3.80        500,000               A1
 2,000,000   Beaver County, PA IDA
             LOC Barclays Bank PLC                                           08/01/20     3.55      2,000,000      P1       A1+
   700,000   Butler County, PA IDA (Armco Incorporated Project) - Series 1996A (b)
             LOC Chase Manhattan Bank, N.A.                                  06/01/20     3.80        700,000
   400,000   Chartiers Valley, PA IDA
             (Commercial Steel Corporation) - Series 1990A (b)
             LOC PNC Bank                                                    09/01/05     3.75        400,000
 1,500,000   Chester County, PA HEFA(Barclay Friends Project) - Series A
             LOC Bank of Ireland                                             08/01/25     3.55      1,500,000      VMIG-1   A1
 2,000,000   City of York General Authority (Adjusted Rate Pooled Financing)
             LOC First Union National Bank                                   09/01/26     3.50      2,000,000               A1
 1,900,000   Clarion County, PA EDA (Piney Creek) - Series A
             LOC Swiss Bank Corp.                                            12/01/11     3.75      1,900,000      VMIG-1   A1+
   370,000   Clinton County, PA Municipal Authority HRB
             (Lock Haven Hospital Project) - Series 1991A (b)
             LOC Mellon Bank, N.A.                                           09/01/07     3.65        370,000

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                       See Notes to Financial Statements.

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===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
      Face                                                                   Maturity                  Value             Standard
     Amount                                                                     Date     Yield       (Note 1)    Moody's & Poor's
     ------                                                                     ----     -----       --------    -------   ------
Other Variable Rate Demand Instruments (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$1,000,000   College Township IDA
             LOC Wachovia Bank & Trust Co., N.A.                             11/01/11     3.60%   $  1,000,000              A1+
   500,000   Delaware County, PA IDA
             (Scott Paper Company) - Series A                                12/01/18     3.55         500,000     P1       A1+
   500,000   Delaware County, PA IDA PCRB
             (Philadelphia Electric Co.) - Series A
             LOC Toronto-Dominion Bank                                       08/01/16     4.05         500,000     P1       A1+
   400,000   Jeannette, PA Health Services Authority (Jeannette Corporation)
             LOC PNC Bank                                                    07/01/99     3.80         400,000     VMIG-1
   500,000   Lehigh County, PA IDA - Series 1985A
             LOC Rabobank Nederland                                          12/01/15     3.35         500,000     P1
 1,950,000   Montgomery County, PA Redevelopment Authority MHRB
             (Glenmore Associates Project)                                   11/15/25     3.55       1,950,000              A1+
 1,000,000   North Eastern Pennsylvania Hospital and Education Auth. RB
             (All Health Pooled Fin. Prog.)
             LOC Chase Manhattan Bank, N.A.                                  07/01/26     3.70       1,000,000     VMIG-1
   625,000   Pennsylvania Economic Development Financing Authority RB - Series D11
             LOC PNC Bank                                                    11/01/05     3.80         625,000              A1
   100,000   Pennsylvania State EDA (B&W Ebensburg Project)
             LOC Swiss Bank Corp.                                            12/01/11     3.55         100,000     VMIG-1
 1,100,000   Pennsylvania State Higher Education
             Assistance Agency Student Loan                                  07/01/18     3.60       1,100,000     VMIG-1   A1+
 1,000,000   Sewickley Valley Hospital Authority, PA RN
             (D.T. Watson Rehabilitation Hospital)
             LOC PNC Bank                                                    10/01/97     4.13       1,000,000     P1       A1
 1,250,000   York County, PA IDA VRD Limited Obligation RB (b)
             (Metal Exchange Corporation Project)                            06/01/06     3.90       1,250,000
----------                                                                                         -----------
19,495,000   Total Other Variable Rate Demand Instruments                                           19,495,000
----------                                                                                         -----------

Put Bonds (d) (7.43%%)
-----------------------------------------------------------------------------------------------------------------------------------
$2,700,000   Allegheny County, PA
             LOC Canadian Imperial Bank of Commerce                          10/30/97     3.65%   $ 2,700,000      P1       A1
----------                                                                                        -----------
 2,700,000   Total Put Bonds                                                                        2,700,000
----------                                                                                        -----------

Tax Exempt Commercial Paper (9.08%)
-----------------------------------------------------------------------------------------------------------------------------------
$1,500,000   Montgomery County, PA IDA PCR Refunding Bonds
             (PECO Energy Co. Proj.) - Series 1994B
             LOC Deutsche Bank A.G.                                          12/11/96     3.65%   $ 1,500,000      P1       A1+

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                       See Notes to Financial Statements.



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PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS (Continued)
NOVEMBER 30, 1996

===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
      Face                                                                   Maturity                  Value             Standard
     Amount                                                                     Date     Yield       (Note 1)    Moody's & Poor's
     ------                                                                     ----     -----       --------    -------   ------
Tax Exempt Commercial Paper (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$1,800,000   Venango IDA PA Resource Recovery RB (d)
             (Scrubgrass Project) - Series A
             LOC Natwest Bank                                                02/20/97     3.60%   $ 1,800,000      P1       A1+
----------                                                                                        -----------
 3,300,000   Total Tax Exempt Commercial Paper                                                      3,300,000
----------                                                                                        -----------

Variable Rate Demand Instruments - Private Placements (c) (8.26%)
-----------------------------------------------------------------------------------------------------------------------------------
$3,000,000   Pennsylvania Economic Development Financing Authority - Series 1992E (b)
             LOC First National Bank of Maryland                             12/01/17     3.97%   $ 3,000,000
----------                                                                                        -----------
 3,000,000   Total Variable Rate Demand Instruments - Private Placements                            3,000,000
----------                                                                                        -----------
             Total Investments (98.60%)(Cost $35,830,755+)                                         35,830,755
             Cash and Other Assets, Net of Liabilities (1.40%)                                        509,217
                                                                                                  -----------
             Net Asset Value, offering and redemption price per share:
             Net Assets (100.00%)                                                                 $36,339,972
                                                                                                  -----------
             Class A shares, 36,335,897 Shares Outstanding (Note 3)                               $      1.00
                                                                                                  ===========
             Class B shares,      5,017 Shares Outstanding (Note 3)                               $      1.00
                                                                                                  ===========

             +     Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:
(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.
(b) Securities that are not rated have been determined by the Fund's Board of Trustees to be of comparable quality to the rated securities in which the Fund may invest.
(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.
(d)  The maturity date is the next put date.

KEY:

     EDA       =   Economic Development Authority                MHRB      =    Multi-family Housing Revenue Bond
     HEFA      =   Health & Education Finance Authority          PCRB      =    Pollution Control Revenue Bond
     HDA       =   Hospital Development Authority                RB        =    Revenue Bond
     HRB       =   Hospital Revenue Bond                         RN        =    Revenue Note
     IDA       =   Industrial Development Authority              TRAN      =    Tax and Revenue Anticipation Note

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                       See Notes to Financial Statements.

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PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1996

===============================================================================

INVESTMENT INCOME

Income:
    Interest................................................................................   $   1,458,741
                                                                                               -------------
Expenses: (Note 2)
    Investment management fee...............................................................         160,103
    Administration fee......................................................................          84,054
    Distribution fee........................................................................         100,062
    Custodian fee...........................................................................           5,123
    Shareholder servicing and related shareholder expenses..................................          39,636
    Legal, compliance and filing fees.......................................................          15,356
    Audit and accounting....................................................................          45,702
    Trustees' fees..........................................................................           5,406
    Amortization of organization expenses...................................................           9,902
    Other...................................................................................           2,577
                                                                                               -------------
      Total expenses........................................................................         467,921
      Less: Expenses paid indirectly (Note 2)...............................................   (       2,159)
      Less: Fees waived (Note 2)............................................................   (     196,606)
                                                                                               -------------
      Net expenses..........................................................................         269,156
                                                                                               -------------
Net investment income.......................................................................       1,189,585

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.....................................................          -0-
                                                                                               -------------
Increase in net assets from operations......................................................   $   1,189,585
                                                                                               =============

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                       See Notes to Financial Statements.

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PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED NOVEMBER 30, 1996 AND 1995

===============================================================================

                                                                           1996                    1995
                                                                     ---------------         ---------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income.........................................   $    1,189,585          $    1,338,881
    Net realized gain (loss) on investments......................          -0-                          707
                                                                     --------------          --------------
Increase in net assets from operations............................        1,189,585               1,339,588
Dividends to shareholders from net investment income:
    Class A.......................................................  (     1,189,561)*        (    1,338,881)*
    Class B.......................................................  (            24)*                --
Capital share transactions (Note 3):
    Class A.......................................................  (     4,645,246)         (    2,579,953)
    Class B.......................................................            5,017                  --
                                                                    ----------------          --------------
        Total increase (decrease).................................  (     4,640,229)         (    2,579,246)
Net assets:
    Beginning of year.............................................       40,980,201              43,559,447
                                                                    ----------------         ---------------
    End of year...................................................   $   36,339,972          $   40,980,201
                                                                    ================         ===============

*      Designated as exempt-interest dividends for federal income tax purposes.


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                       See Notes to Financial Statements.

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PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS


===============================================================================
1. Summary of Accounting Policies.

Pennsylvania Daily Municipal Income Fund, a Massachusetts business trust, is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class Specific expenses of the Fund were limited to distribution fees and minor transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution for Class B shares commenced on October 10, 1996 and all Fund shares outstanding before October 10, 1996 were designated as Class A shares. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal  Income Taxes -
     it is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Trustees.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e)  General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.
Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), equal to .40% of the Fund's average daily net assets. The Manager is required to reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) to the extent

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
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PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


===============================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued) that such expenses, including the investment management and the shareholder servicing and administration fees, for any fiscal year exceed the limits on investment company expenses prescribed by any state in which the Fund's shares are qualified for sale. No such reimbursement was required for the year ended November 30, 1996.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a distribution and service plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P., (the Distributor), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .25% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the year ended November 30, 1996 the Manager voluntarily waived investment management fees and administration fees and the Distributor voluntarily waived shareholder servicing fees of $28,516, $80,051 and $88,039, respectively.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the captions "custodian fee" and "shareholder servicing and related shareholder expenses" are expense offsets of $2,159.

Included in the Statement of Operations under the caption "shareholder servicing and related shareholder expenses" are fees of $22,507 paid to Reich & Tang Services L.P., an affiliate of the Manager, as servicing agent for the Fund.

3. Capital Stock.
At November 30, 1996, an unlimited number of shares of beneficial interest ($.01 par value) were authorized and capital paid in amounted to $36,340,914. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                                    Class A                                    Class B
                                                                    -------                                    -------
                                                         Year                     Year                     October 10, 1996
                                                        Ended                    Ended               (Commencement of Offering)
                                                   November 30, 1996        November 30, 1995           to November 30, 1996
                                                   -----------------        -----------------           --------------------

Sold..................................               150,377,896              125,004,714                         5,100
Issued on reinvestment of dividends...                   932,450                1,130,639                            17
Redeemed..............................            (  155,955,592)         (   128,715,306)               (          100)
                                                   -------------           --------------                 -------------
Net increase .........................            (    4,645,246)         (     2,579,953)                        5,017
                                                   =============           ==============                 =============

4. Concentration of Credit Risk.
The Fund invests primarily in obligations of political subdivisions of the State of Pennsylvania and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 66% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

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
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===============================================================================

5. Sales of Securities.
Accumulated undistributed realized losses at November 30, 1996 amounted to $942 which represents tax basis capital losses which may be carried forward to offset future gains through November 30, 2001.

6. Selected Financial Information.

                                                  Class B                                  Class A
                                                  -------          ----------------------------------------------------------
                                             October 10, 1996                                               December 16, 1992
                                             (Commencement of             Year Ended November 30,           (Commencement of
                                               Offering) to                                                   Operations) to
                                             November 30, 1996        1996        1995           1994       November 30, 1993
                                             -----------------     ---------    ---------     ---------     -----------------

Per Share Operating Performance:
(for a share outstanding throughout the period)

Net asset value, beginning of period..           $   1.000         $   1.000    $   1.000     $   1.000          $   1.000
                                                 ---------         ---------    ---------     ---------          ---------
Income from investment operations:
   Net investment income..............               0.005             0.030        0.034         0.024              0.022
Less distributions:
   Dividends from net investment income             (0.005)       (    0.030)   (   0.034)    (   0.024)         (   0.022)
                                                 ---------         ---------    ---------     ---------          ---------
Net asset value, end of period........           $   1.000         $   1.000    $   1.000     $   1.000          $   1.000
                                                 =========         =========    =========     =========          =========

Total Return..........................               3.25%*            3.01%        3.50%         2.44%              2.28%*

Ratios/Supplemental Data
Net assets, end of period (000).......           $      5          $ 36,335     $ 40,980      $ 43,559           $ 38,817

Ratios to average net assets:
   Expenses...........................               0.42%*+           0.68%+^      0.59%+        0.49%+             0.22%*+
   Net investment income..............               3.21%*+           2.97%+       3.44%+        2.44%+             2.26%*+


*    Annualized

+ Net of management, administration fees and shareholder servicing fees waived equivalent to .49%, .61%, .68%, and .85% of average net assets, plus expenses reimbursed equivalent to .33% of average net assets for the period December 16, 1992 (Commencement of Operations) to November 30, 1993 for Class A shares. Net of management and administration fees waived equivalent to .27% of average net assets for Class B shares.

^    Includes expense offsets of 0.01%.

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
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PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
INDEPENDENT AUDITOR'S REPORT


===============================================================================

The Board of Trustees and Shareholders
Pennsylvania Daily Municipal Income Fund


We have audited the accompanying statement of net assets of Pennsylvania Daily Municipal Income Fund as of November 30, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the selected financial information for each of the three years in the period then ended and for the period from December 16, 1992 (Commencement of Operations) to November 30, 1993. These financial statements and selected financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of Pennsylvania Daily Municipal Income Fund as of November 30, 1996, the results of its operations, the changes in its net assets and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.



                                             \s\McGladrey & Pullen, LLP


New York, New York
December 17, 1996

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

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--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
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Pennsylvania Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105

Transfer Agent &
Dividend Disbursing Agent
     Reich & Tang Services L.P.
     600 Fifth Avenue
     New York, NY 10020




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